Restructuring Initiatives Restructuring Charges by Reportable Segment for $400M Cost Savings Initiative (Details) - USD ($) $ in Millions	12 Months Ended				39 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2015
Charges incurred on approved initiatives
$400M Cost Savings Initiative [Member]
Charges incurred on approved initiatives	$ (4.7)	$ 68.0	$ 45.7	$ 30.5	139.5
EMEA Segment [Member] | $400M Cost Savings Initiative [Member]
Charges incurred on approved initiatives	(1.2)	12.3	13.1	1.1	25.3
South Latin America Segment [Member] | $400M Cost Savings Initiative [Member]
Charges incurred on approved initiatives	(0.6)	15.4	1.4	11.5	27.7
North Latin America Segment [Member] | $400M Cost Savings Initiative [Member]
Charges incurred on approved initiatives	(0.9)	5.6	(0.3)	1.2	5.6
Asia Pacific Segment [Member] | $400M Cost Savings Initiative [Member]
Charges incurred on approved initiatives	0.2	6.5	4.3	11.4	22.4
Corporate and Other [Member] | $400M Cost Savings Initiative [Member]
Charges incurred on approved initiatives	$ (2.2)	$ 28.2	$ 27.2	$ 5.3	$ 58.5